BASIC AND DILUTED EARNINGS PER SHARE - WEIGHTED AVERAGE NUMBER OF SHARES (DILUTED) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
BASIC AND DILUTED EARNINGS PER SHARE
Weighted average number of shares at December 31	121,071,209,646	121,071,209,646	121,071,209,646
Weighted average number of shares (diluted) at December 31	121,071,209,646	121,071,209,646	121,071,209,646